UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23156

 NAME OF REGISTRANT:                     NexPoint Event-Driven Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2515 McKinney Avenue
                                         Suite 1100
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  NexPoint Advisors, L.P.
                                         2515 McKinney Avenue
                                         Suite 1100
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          833-697-6246

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


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The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.
NexPoint Event-Driven Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         NexPoint Event-Driven Fund
By (Signature)       /s/ Stephanie Vitiello
Name                 Stephanie Vitiello
Title                Secretary
Date                 08/11/2021